Fair value measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements

12. Fair value measurements

The following tables summarize the fair value hierarchy of the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2021, and December 31, 2020.

		December 31, 2021
	Fair Value	Total	Level 1	Level 2	Level 3
GRNV Sponsor Private Warrants	$0.76 each	$1,596	—	—	$1,596
Total		$1,596	$—	$—	$1,596

		December 31, 2020
	Fair Value	Total	Level 1	Level 2	Level 3
2020 Warrant Purchase Agreement	$26.19 each	$6,439	—	—	$6,439
Total		$6,439	$—	$—	$6,439

Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Refer to Note 13. Liability warrants for further details regarding the assumptions used for estimating the Level 3 fair value.